S000016933 [Member] Investment Objectives and Goals - ClearBridge Variable Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE VARIABLE GROWTH PORTFOLIO
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.